Risk management (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (49,931)
Interest Rate Reais [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(1,520,341)
Interest Rate Reais [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (3,572,339)
T R And Long Term Interest Rate T J L P [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to TR and TJLP Coupon Variation
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (28,303)
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(671,672)
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (1,473,630)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (38,250)
Inflation [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(486,854)
Inflation [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (905,297)
Coupon U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon U S Dollar [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (5,690)
Coupon U S Dollar [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(124,534)
Coupon U S Dollar [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (231,941)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (956)
Coupon Other Currencies [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(15,016)
Coupon Other Currencies [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (30,143)
Interest Rate Markets International [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market
Interest Rate Markets International [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (31,681)
Interest Rate Markets International [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(503,013)
Interest Rate Markets International [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (1,057,028)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (150)
Foreign Currency [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(3,739)
Foreign Currency [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(7,478)
Portfolio Banking Total [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(154,961)
Portfolio Banking Total [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(3,325,169)
Portfolio Banking Total [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (7,277,856)